Revenue Operating Leases (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Revenue from Contract with Customer [Abstract]
Revenues (note 3)	$ 325,480,000	$ 482,805,000	$ 684,561,000	$ 1,056,859,000
Lessor, Operating Lease, Payments to be Received, Remainder of Fiscal Year	265,400,000		265,400,000
Lessor, Operating Lease, Payments to be Received, Two Years	322,800,000		322,800,000
Lessor, Operating Lease, Payments to be Received, Three Years	252,900,000		252,900,000
Lessor, Operating Lease, Payments to be Received, Four Years	197,400,000		197,400,000
Lessor, Operating Lease, Payment to be Received, Year One	$ 429,800,000		$ 429,800,000